INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,367	$ 2,490
Adjustments required to reconcile net income to net cash flows provided by operating activities:
Depreciation	967	753
Financial expenses (income), net	466	(186)
Share-based compensation	270	286
Changes in deferred income tax assets, net	202	91
Increase (decrease) in employee severance benefits, net	46	(30)
Decrease (increase) in trade receivables, net	(1,733)	517
Decrease (increase) in operating lease right-of-use assets	694	372
Increase (decrease) in operating lease liabilities	(694)	(369)
Decrease (increase) in other receivables and prepaid expenses	247	309
Decrease (increase) in inventories	(2,612)	(565)
Increase (decrease) in trade payables	(2,000)	(536)
Increase (decrease) in other liabilities and accrued expenses	(28)	(249)
Net cash provided by (used in) operating activities	(2,808)	2,883
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,880)	(5,947)
Withdrawal of (investment in) short-term bank deposits, net	534	(6,534)
Net cash used in investing activities	(2,346)	(12,481)
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of options	8	261
Dividend distribution	(1,276)	0
Issuance of shares, net	0	9,312
Net cash provided by (used in) financing activities	(1,268)	9,573
Effect of exchange rate on cash and cash equivalents	617	(376)
Decrease in cash and cash equivalents	(5,805)	(401)
Cash and cash equivalents at the beginning of the year	7,575	9,278
Cash and cash equivalents at the end of the year	1,770	8,877
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES:
Cash paid for income taxes	14	22
Supplemental Disclosures of non-cash activity:
Purchase of property and equipment, not yet paid	888	1,305
Right-of-use assets recognized with corresponding lease liabilities	$ 513	$ 42